UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07239

Name of Registrant:	VANGUARD HORIZON FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2004

Item 1:	Schedule of Investments

July 31, 2004 Vanguard Strategic Equity Fund	Shares	Market Value (000)
COMMON STOCKS (99.2%)
Auto & Transportation (3.8%)
PACCAR, Inc.	518,450	$ 31,086
Lear Corp.	321,700	17,735
J.B. Hunt Transport Services, Inc.	417,600	16,040
Overseas Shipholding Group Inc.	344,700	15,480
American Axle & Manufacturing Holdings, Inc.	269,247	9,249
* ExpressJet Holdings, Inc.	397,000	4,327
* AMR Corp.	353,400	2,979
* Mesa Air Group Inc.	381,344	2,380
* Tenneco Automotive, Inc.	153,700	2,138
* America West Holdings Corp. Class B	347,600	2,113
Oshkosh Truck Corp.	33,000	1,748

	105,275

Consumer Discretionary (18.8%)
* MGM Mirage, Inc.	551,800	24,362
RadioShack Corp.	861,700	24,085
Starwood Hotels & Resorts Worldwide, Inc.	517,400	23,283
Whirlpool Corp.	363,700	22,709
* Barnes & Noble, Inc.	642,100	22,075
* Getty Images, Inc.	392,700	21,449
Belo Corp. Class A	913,000	21,346
* Advance Auto Parts, Inc.	544,452	20,210
Republic Services, Inc. Class A	685,800	19,614
Estee Lauder Cos. Class A	442,200	19,413
* AnnTaylor Stores Corp.	711,950	19,109
Aramark Corp. Class B	556,900	14,936
* Ask Jeeves, Inc.	488,632	14,209
* Timberland Co.	227,700	13,216
The Neiman Marcus Group, Inc. Class A	213,900	11,668
Harrah's Entertainment, Inc.	248,700	11,562
Blockbuster Inc. Class A	829,600	11,009
Knight Ridder	154,700	10,178
* Global Imaging Systems, Inc.	305,291	9,259
* ITT Educational Services, Inc.	264,600	8,428
K-Swiss, Inc.	456,800	8,222
* Rent-A-Center, Inc.	272,650	8,000
* United Stationers, Inc.	169,300	6,674
* Activision, Inc.	444,387	6,510
* Earthlink, Inc.	654,069	6,456
Meredith Corp.	118,400	6,261
* Pacific Sunwear of California, Inc.	305,500	6,232
Hollinger International, Inc.	350,800	5,806
The McClatchy Co. Class A	84,200	5,806
Wendy's International, Inc.	157,100	5,619
* Men's Wearhouse, Inc.	210,200	5,568
* Tommy Hilfiger Corp.	389,600	5,454
* Career Education Corp.	160,500	5,427
* ValueClick, Inc.	476,300	4,944
Hearst-Argyle Television Inc.	213,000	4,820
* United Online, Inc.	303,921	4,741
* Isle of Capri Casinos, Inc.	275,827	4,460
Brown Shoe Co., Inc.	137,600	4,435
* Korn/Ferry International	241,800	4,311
* Caesars Entertainment, Inc.	278,800	4,107
* Scientific Games Corp.	226,045	4,026
* Charming Shoppes, Inc.	538,602	3,953
* Laureate Education, Inc.	106,400	3,756
* SOURCECORP, Inc.	153,294	3,604
Mandalay Resort Group	47,100	3,179
* GameStop Corp.	203,300	3,131
* CNET Networks, Inc.	334,000	3,049
* Corrections Corp. of America REIT	79,800	3,009
Oxford Industries, Inc.	74,700	2,956
* Zale Corp.	107,600	2,920
* Central Garden and Pet Co.	84,689	2,403
* Finish Line, Inc.	80,743	2,299
Wolverine World Wide, Inc.	97,600	2,282
* Guess ?, Inc.	139,100	2,253
The Stanley Works	48,600	2,061
* Payless ShoeSource, Inc.	142,800	1,848
The Toro Co.	26,300	1,723
* American Greetings Corp. Class A	72,800	1,698
* Jack in the Box Inc.	48,200	1,538
* 4Kids Entertainment Inc.	70,000	1,525
* Genesco, Inc.	66,100	1,419
* Service Corp. International	219,900	1,396
IHOP Corp.	37,500	1,387
* Ryan's Restaurant Group, Inc.	63,700	923
* Dex Media, Inc.	33,200	639
The Neiman Marcus Group, Inc. Class B	7,600	391
* Century Business Services, Inc.	46,020	194
Foot Locker, Inc.	8,300	187

	515,722

Consumer Staples (1.4%)
Tyson Foods, Inc.	644,900	12,292
SuperValu Inc.	315,000	8,996
Sanderson Farms, Inc.	154,628	7,458
* Rite Aid Corp.	864,900	4,247
Carolina Group	170,000	4,039
Ruddick Corp.	74,100	1,449
Schweitzer-Mauduit International, Inc.	39,200	1,107

	39,588

Financial Services (23.4%)
SAFECO Corp.	598,904	28,184
Doral Financial Corp.	652,700	25,619
* Providian Financial Corp.	1,787,600	24,740
Huntington Bancshares Inc.	872,445	21,340
W.R. Berkley Corp.	480,200	19,659
Ryder System, Inc.	433,600	18,601
New Century Financial Corp.	385,292	18,128
Sovereign Bancorp, Inc.	792,500	17,253
Fremont General Corp.	897,100	16,848
Green Point Financial Corp.	376,850	15,311
* DST Systems, Inc.	302,700	13,791
First Horizon National Corp.	312,700	13,556
* Ameritrade Holding Corp.	1,188,300	13,178
* E*TRADE Group, Inc.	1,060,700	11,742
Rouse Co. REIT	230,900	11,268
Fidelity National Financial, Inc.	298,230	10,811
Kimco Realty Corp. REIT	223,700	10,760
Boston Properties, Inc. REIT	197,200	10,432
Hibernia Corp. Class A	404,100	10,224
Global Payments Inc.	215,300	9,828
Archstone-Smith Trust REIT	332,000	9,771
AMB Property Corp. REIT	266,700	9,372
A.G. Edwards & Sons, Inc.	276,200	8,977
Avalonbay Communities, Inc. REIT	153,700	8,945
Vornado Realty Trust REIT	153,200	8,899
Liberty Property Trust REIT	229,000	8,794
CIT Group Inc.	249,800	8,683
* Arch Capital Group Ltd.	225,385	8,677
Plum Creek Timber Co. Inc. REIT	273,700	8,589
Net.Bank, Inc.	775,030	8,324
The South Financial Group, Inc.	300,239	8,133
Hudson United Bancorp	218,900	7,497
Developers Diversified Realty Corp. REIT	206,300	7,402
Public Storage, Inc. REIT	155,200	7,315
The Macerich Co. REIT	147,700	7,075
American Financial Group, Inc.	234,300	6,956
* First Federal Financial Corp.	141,300	6,402
Platinum Underwriters Holdings, Ltd.	224,300	6,242
Apartment Investment & Management Co. Class A REIT	193,800	6,196
John H. Harland Co.	217,800	6,166
LandAmerica Financial Group, Inc.	155,800	6,154
Health Care Properties Investors REIT	245,900	6,138
Associated Banc-Corp	202,478	6,097
Mack-Cali Realty Corp. REIT	144,300	5,902
* Saxon Capital Inc.	242,272	5,698
iStar Financial Inc. REIT	143,000	5,434
Catellus Development Corp. REIT	215,400	5,385
BankAtlantic Bancorp, Inc. Class A	281,300	5,131
CIGNA Corp.	79,600	4,936
Astoria Financial Corp.	137,100	4,683
New Plan Excel Realty Trust REIT	187,800	4,460
HRPT Properties Trust REIT	441,500	4,446
* Digital Insight Corp.	295,914	4,388
Cousins Properties, Inc. REIT	136,300	4,379
R & G Financial Corp. Class B	120,800	4,238
Ventas, Inc. REIT	161,900	4,132
City National Corp.	63,200	4,076
First American Corp.	148,100	3,978
Impac Mortgage Holdings, Inc. REIT	169,500	3,890
Hospitality Properties Trust REIT	97,400	3,884
Thornburg Mortgage, Inc. REIT	132,100	3,663
Entertainment Properties Trust REIT	103,300	3,653
Alexandria Real Estate Equities, Inc. REIT	59,800	3,593
Stewart Information Services Corp.	93,700	3,322
Popular, Inc.	133,432	3,034
Camden Property Trust REIT	67,400	3,033
Zenith National Insurance Corp.	70,700	3,031
Flagstar Bancorp, Inc.	151,500	2,980
Friedman, Billings, Ramsey Group, Inc. REIT	179,900	2,959
* WellChoice Inc.	79,600	2,913
RenaissanceRe Holdings Ltd.	53,000	2,809
Trustmark Corp.	91,500	2,631
PFF Bancorp, Inc.	68,500	2,515
* Commercial Capital Bancorp, Inc.	108,919	2,393
Irwin Financial Corp.	77,300	2,066
PXRE Group Ltd.	88,600	2,038
Home Properties, Inc. REIT	53,900	2,027
Axis Capital Holdings Ltd.	76,200	1,958
Novastar Financial, Inc. REIT	42,500	1,705
First Republic Bank	34,500	1,494
Independent Bank Corp. (MI)	55,500	1,420
IPC Holdings Ltd.	35,173	1,319
* Ocwen Financial Corp.	134,200	1,189
WFS Financial, Inc.	23,000	1,052
* CompuCredit Corp.	65,870	1,036
Hudson River Bancorp. Inc.	57,888	1,000
Columbia Banking System, Inc.	41,155	896
City Holding Co.	25,600	780
Commerce Group, Inc.	11,000	533
First Financial Holdings, Inc.	15,500	452
* Metris Cos., Inc.	63,000	419

	641,030

Health Care (11.1%)
* Coventry Health Care Inc.	458,424	23,430
* Dade Behring Holdings Inc.	469,500	23,330
* DaVita, Inc.	733,217	22,268
* Sierra Health Services, Inc.	388,500	17,172
* MGI Pharma, Inc.	510,694	14,305
Select Medical Corp.	1,102,800	14,160
* IDEXX Laboratories Corp.	262,346	13,220
PolyMedica Corp.	424,662	12,935
* United Surgical Partners International, Inc.	325,900	11,485
* Respironics, Inc.	197,300	10,994
* Health Net Inc.	447,700	10,803
* ImClone Systems, Inc.	174,600	10,287
* Advanced Medical Optics, Inc.	267,000	10,159
* Eon Labs, Inc.	328,776	9,574
Mylan Laboratories, Inc.	634,850	9,408
Universal Health Services Class B	200,400	9,120
* Watson Pharmaceuticals, Inc.	360,800	9,096
* Apria Healthcare Group Inc.	265,300	7,787
* Pediatrix Medical Group, Inc.	112,300	7,102
* Sybron Dental Specialties, Inc.	257,900	6,938
* Connetics Corp.	230,335	6,341
Manor Care, Inc.	158,700	4,959
* Kos Pharmaceuticals, Inc.	165,600	4,897
* Lincare Holdings, Inc.	140,300	4,481
* PSS World Medical, Inc.	382,858	3,748
* Ligand Pharmaceuticals Inc. Class B	263,929	3,645
* Techne Corp.	89,496	3,562
* Impax Laboratories, Inc.	236,800	3,351
* Affymetrix, Inc.	100,600	2,717
* Endo Pharmaceuticals Holdings, Inc.	133,815	2,569
* VISX Inc.	97,500	2,087
Medicis Pharmaceutical Corp.	50,400	1,803
* Humana Inc.	92,600	1,677
Invacare Corp.	38,200	1,549
* Onyx Pharmaceuticals, Inc.	40,200	1,372
* SciClone Pharmaceuticals, Inc.	251,092	1,057
Perrigo Co.	21,775	363
* First Horizon Pharmaceutical Corp.	15,200	266

	304,017

Integrated Oils (0.2%)
Amerada Hess Corp.	71,909	5,994

Other Energy (5.8%)
Sunoco, Inc.	372,200	25,373
Chesapeake Energy Corp.	1,415,800	21,733
EOG Resources, Inc.	207,800	13,206
Valero Energy Corp.	171,300	12,834
Pogo Producing Co.	288,200	12,790
Patina Oil & Gas Corp.	370,000	10,911
XTO Energy, Inc.	357,416	10,687
* Newfield Exploration Co.	174,300	10,296
* Plains Exploration & Production Co.	439,661	9,167
* Swift Energy Co.	293,100	6,650
* Tesoro Petroleum Corp.	221,200	6,415
Vintage Petroleum, Inc.	330,500	5,652
* Denbury Resources, Inc.	221,500	4,840
* Stone Energy Corp.	104,500	4,728
St. Mary Land & Exploration Co.	67,400	2,312
* Magnum Hunter Resources Inc.	81,300	872

	158,466

Materials & Processing (8.2%)
Monsanto Co.	803,400	29,131
* Phelps Dodge Corp.	344,500	26,850
Ball Corp.	326,200	23,545
Georgia Pacific Group	543,200	18,252
Vulcan Materials Co.	359,700	17,129
York International Corp.	393,000	13,983
* FMC Corp.	304,599	13,387
Schnitzer Steel Industries, Inc. Class A	374,907	11,596
Reliance Steel & Aluminum Co.	225,000	8,960
Corn Products International, Inc.	194,600	8,391
Eagle Materials, Inc.	120,084	7,923
* USG Corp.	448,400	7,730
Albany International Corp.	238,800	7,145
Steel Dynamics, Inc.	183,832	6,020
Watsco, Inc.	144,900	4,237
Lennox International Inc.	224,800	3,961
* NCI Building Systems, Inc.	104,900	3,232
Acuity Brands, Inc.	125,600	2,996
The Timken Co.	98,800	2,454
* Griffon Corp.	106,800	2,240
Temple-Inland Inc.	29,900	2,041
* Jacuzzi Brands, Inc.	186,200	1,437
* Encore Wire Corp.	43,600	787
Eagle Materials, Inc. B Shares	11,042	718

	224,145

Producer Durables (6.0%)
D. R. Horton, Inc.	896,100	24,759
* Xerox Corp.	1,705,900	23,644
Briggs & Stratton Corp.	142,700	11,916
Ryland Group, Inc.	138,500	10,723
Herman Miller, Inc.	390,546	10,467
Tektronix, Inc.	343,300	10,436
* AGCO Corp.	496,500	10,387
HNI Corp	171,600	6,941
MTS Systems Corp.	249,832	5,364
* MKS Instruments, Inc.	355,796	5,237
* Hovnanian Enterprises Inc. Class A	161,800	5,021
Applied Industrial Technology, Inc.	152,900	4,888
* Photronics Inc.	322,503	4,667
* Imagistics International Inc.	120,900	3,929
Goodrich Corp.	120,400	3,893
* Photon Dynamics, Inc.	126,569	3,479
* Electro Scientific Industries, Inc.	129,937	3,346
* Littelfuse, Inc.	54,693	2,122
The Manitowoc Co., Inc.	59,900	2,031
* LTX Corp.	243,800	1,982
* Meritage Corp.	30,000	1,857
* Esterline Technologies Corp.	55,400	1,739
* Freescale Semiconductor Inc.	106,000	1,489
* Orbital Sciences Corp.	122,500	1,403
Crane Co.	41,000	1,141
M/I Homes, Inc.	29,800	1,132
Cummins Inc.	13,600	944
* Axcelis Technologies, Inc.	70,400	657
* Ultratech, Inc.	41,515	517

	166,111

Technology (10.6%)
* National Semiconductor Corp.	1,253,200	21,492
* SanDisk Corp.	834,175	20,287
PerkinElmer, Inc.	1,122,365	19,731
* Storage Technology Corp.	666,200	16,622
* Cree, Inc.	718,850	16,088
* RSA Security Inc.	763,845	14,223
* Computer Sciences Corp.	290,800	13,740
* Sanmina-SCI Corp.	1,727,514	12,680
* Avocent Corp.	406,008	12,156
* Digital River, Inc.	318,850	8,960
Scientific-Atlanta, Inc.	290,300	8,927
Autodesk, Inc.	221,800	8,916
* Vishay Intertechnology, Inc.	571,300	8,855
* UNOVA, Inc.	478,600	8,093
* DSP Group Inc.	407,301	8,028
* Unisys Corp.	722,500	7,398
* Avnet, Inc.	331,900	6,446
* j2 Global Communications, Inc.	239,585	6,112
* Silicon Storage Technology, Inc.	905,152	6,010
* Advanced Micro Devices, Inc.	450,000	5,621
* NCR Corp.	112,600	5,228
* Conexant Systems, Inc.	3,224,664	5,127
* Benchmark Electronics, Inc.	156,450	4,471
* SpectraSite, Inc.	103,100	4,433
* ESS Technology, Inc.	640,072	4,384
* Westell Technologies, Inc.	862,837	3,494
* MICROS Systems, Inc.	66,900	3,253
* Komag, Inc.	276,700	3,138
Harris Corp.	57,200	2,716
* Amkor Technology, Inc.	513,678	2,080
Inter-Tel, Inc.	94,745	2,055
* Atmel Corp.	474,600	2,031
* Informatica Corp.	289,000	1,754
* Tyler Technologies, Inc.	181,700	1,672
* Avid Technology, Inc.	35,500	1,659
* InterVoice, Inc.	141,709	1,248
* Transaction Systems Architects, Inc.	71,738	1,227
* Checkpoint Systems, Inc.	67,200	1,157
* Cirrus Logic	164,048	997
Bel Fuse, Inc. Class B	26,900	988
* Sybase, Inc.	65,400	953
* Digitas Inc.	137,202	918
* Parametric Technology Corp.	199,419	905
* Blue Coat Systems, Inc.	46,966	869
* Netegrity, Inc.	124,900	817
* MRO Software Inc.	65,500	695
* Standard Microsystem Corp.	35,724	615
QAD Inc.	27,200	277

	289,546

Utilities (7.3%)
Edison International	1,083,100	29,027
TXU Corp.	518,500	20,564
Xcel Energy, Inc.	918,800	15,711
Northeast Utilities	819,500	15,325
Westar Energy, Inc.	749,800	15,123
CenterPoint Energy Inc.	1,211,900	14,070
Constellation Energy Group, Inc.	356,400	13,739
ONEOK, Inc.	634,800	13,331
Sempra Energy	313,300	11,200
Energen Corp.	180,200	8,533
CenturyTel, Inc.	242,300	7,509
* Southwestern Energy Co.	219,800	7,075
* Western Wireless Corp. Class A	223,584	5,900
* UnitedGlobalCom Inc. Class A	892,402	5,658
* PTEK Holdings, Inc.	365,300	4,197
PNM Resources Inc.	192,750	4,017
* Intrado Inc.	257,926	2,708
* Boston Communications Group, Inc.	251,032	2,166
Southwest Gas Corp.	57,400	1,359
Pepco Holdings, Inc.	61,800	1,112
Avista Corp.	47,500	829
* Primus Telecommunications Group, Inc.	194,910	316

	199,469

Other (2.6%)
Eaton Corp.	468,900	30,310
Textron, Inc.	431,800	26,469
Brunswick Corp.	388,000	15,144

	71,923

TOTAL COMMON STOCKS
(Cost $2,470,766)	2,721,286

TEMPORARY CASH INVESTMENTS (3.8%)

Vanguard Market Liquidity Fund,1.33%**	102,111,164	102,111
	Face
	Amount
	(000)
(1)Federal National Mortgage Assn
1.48%, 10/13/2004	$ 3,000	2,990

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $105,101)	105,101

TOTAL INVESTMENTS (103.0%)
(Cost $2,575,867)	2,826,387

OTHER ASSETS AND LIABILITIES-NET (-3.0%)	(82,461)

NET ASSETS (100%)	$ 2,743,926

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)Security segregated as initial margin for open futures contracts.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not trades on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2004, the cost of investment securities for tax purposes was $2,575,867,000. Net unrealized appreciation of investment securities was $250,520,000, consisting of unrealized gains of $394,960,000 on securities that had risen in value since their purchase and $144,440,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of futures contracts. After giving effect to these futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 3.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2004, the aggregate settlement value of open futures contracts expiring in September 2004, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index	235	$12,965	$237
S&P MidCap 400 Index	24	6,949	9

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD HORIZON FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

VANGUARD HORIZON FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 24, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.